Income Taxes - Schedule of Reconciliation Pre-tax Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ (81,586)	$ (84,624)
Foreign	4	(47)
Total	$ (81,582)	$ (84,671)